Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Vert Global Sustainable Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Vert Global Sustainable Real Estate ETF
Class Name	Vert Global Sustainable Real Estate ETF
Trading Symbol	VGSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://vertfunds.com/fund-information/. You can also request this information by contacting us at 1-844-740-VERT or by sending an email request to info@vertasset.com.
Additional Information Phone Number	1-844-740-VERT or by sending an email request to info@vertasset.com.
Additional Information Website	https://vertfunds.com/fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vert Global Sustainable Real Estate ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended June 30, 2025, the  ETF had a total return of 11.13% as measured by NAV. Over those same 12 months, the benchmark S&P Global REIT Index return was 9.96%. The Vert Global Sustainable Real Estate ETF has now outperformed the S&P Global REIT Index over the trailing 1-year, 3-year, and 5-year periods. The strategy has also outperformed the benchmark since inception which was on October 31st, 2017.
We believe the main contributor to outperformance over the past year has been our strong tilt to sustainability. REITs with more sustainable properties have done well recently reflecting a general flight to quality across sectors like industrial, retail, and office. A detractor to performance relative to the benchmark has been our exclusion from the portfolio of Hong Kong where REITs have done well in the last year.
The  ETF received $19 million in net inflows from July 1, 2024 to June 30, 2025. The  ETF now has over $400 million in assets under management as of June 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2017)
Vert Global Sustainable Real Estate ETF NAV	11.13	7.04	3.44
MSCI ACWI Net Total Return Index (USD)	16.17	13.65	10.24
S&P Global REIT (US Dollar) Net Total Return Index	9.96	6.20	3.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://vertfunds.com/fund-information/ for more recent performance information.
Net Assets	$ 414,685,930
Holdings Count | $ / shares	148
Advisory Fees Paid, Amount	$ 1,407,838
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$414,685,930
Number of Holdings	148
Net Advisory Fee Paid	$1,407,838
Portfolio Turnover Rate	6%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.59%
30-Day SEC Yield Unsubsidized	3.52%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Digital Realty Trust, Inc.	5.3%
American Tower Corp.	5.0%
Welltower, Inc.	4.9%
Goodman Group	4.8%
Simon Property Group, Inc.	4.8%
Prologis, Inc.	4.7%
Equinix, Inc.	4.5%
Extra Space Storage, Inc.	3.3%
Iron Mountain, Inc.	3.2%
AvalonBay Communities, Inc.	3.1%

Updated Prospectus Web Address	https://vertfunds.com/fund-information/